Other income and expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other operating income	$ 129,747,106	$ 165,304,546	$ 680,945,993
Interest Earned From Customer [Member]
IfrsStatementLineItems [Line Items]
Other operating income	24,911,203	42,046,138	95,647,874
Receivables And Payable Foreign Exchange Difference [Member]
IfrsStatementLineItems [Line Items]
Other operating income	73,135,763	76,794,597	546,159,037
Insurances [Member]
IfrsStatementLineItems [Line Items]
Other operating income	18,850,726	12,610,208
Penalties Applied To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other operating income	9,967,685
Recoveryrelatedtodiscountoftaxcredits [Member]
IfrsStatementLineItems [Line Items]
Other operating income	471,649
Trade Discount [Member]
IfrsStatementLineItems [Line Items]
Other operating income		5,219,805
Gain On Disposal Of Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Other operating income	85,746
Income From Growth And Revaluation Of Biological Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating income		28,610,640	36,263,417
Other [Member]
IfrsStatementLineItems [Line Items]
Other operating income	$ 2,324,334	$ 23,158	$ 2,875,665